Submission	Sep. 09, 2025
Submission [Line Items]
Central Index Key	0000777917
Registrant Name	Pruco Life Insurance Company
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A